Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 01, 2024	Sep. 30, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 14, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 20, 2022	Dec. 31, 2021	Nov. 16, 2021	Nov. 02, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Oct. 20, 2020
C000230847
Account Value [Line Items]
Account Value	$ 13,313	$ 13,113	$ 12,481	$ 12,083		$ 12,421	$ 11,538		$ 11,463	$ 11,537		$ 10,345	$ 10,531	$ 10,533		$ 10,134	$ 9,070	$ 9,005	$ 10,174		$ 9,922	$ 10,000
C000244425
Account Value [Line Items]
Account Value	11,328	11,154	10,868	10,605		10,917	10,419		10,370	10,353	$ 10,000
C000229547
Account Value [Line Items]
Account Value	9,695	9,471	9,355	9,285		9,329	9,032		9,008	8,820		8,522	8,733	8,654		8,618	8,564	8,585	9,242		9,847		$ 10,000
C000229546
Account Value [Line Items]
Account Value	9,314	9,215	8,418	8,958		8,934	8,855		8,976	8,319		7,510	7,971	7,777		7,820	7,772	8,122	9,104		10,116		10,000
C000240370
Account Value [Line Items]
Account Value	14,423	13,453	12,418	12,615		12,794	12,256		12,138	11,352		10,343	10,850	10,064	$ 10,000
C000246678
Account Value [Line Items]
Account Value	12,188	10,993	9,149	10,660	$ 10,000
C000222559
Account Value [Line Items]
Account Value	13,650	13,116	12,754	12,480		12,970	11,743		11,577	11,028		10,029	10,483	10,369		10,146	9,776	10,390	11,082		12,241			$ 12,235	$ 12,281	$ 11,636	$ 10,869		$ 10,000
C000222560
Account Value [Line Items]
Account Value	10,585	9,999	10,180	10,071		10,598	9,932		9,654	9,397		8,078	9,052	9,230		8,999	8,488	9,453	9,988		11,636			11,449	11,512	10,966	10,501		10,000
C000233898
Account Value [Line Items]
Account Value	14,839	13,563	12,325	12,739		13,018	12,095		11,424	10,742		10,130	10,856	10,199		9,718	9,815	9,525	10,058	$ 10,000
C000250203
Account Value [Line Items]
Account Value	10,753	10,517	10,393	10,175		10,523	9,986	$ 10,000
C000223446
Account Value [Line Items]
Account Value	$ 10,459	10,608	9,989	9,831		9,787	9,796		9,713	9,601		9,514	9,641	9,650		9,987	10,630	11,073	11,272		11,363			11,488	11,669	11,419	10,322	$ 10,000
Bloomberg World Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large & Mid Cap Index
Account Value	$ 13,923	12,912	11,585	11,730		11,835	11,077		10,754	9,945		8,963	9,268	8,726		8,136	7,431	7,956	9,393		9,951	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,295	11,070	10,938	10,642		10,978	10,436		10,429	10,511	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,861	9,665	9,550	9,292		9,585	9,112		9,106	9,177		8,591	8,878	8,954		8,696	8,536	8,962	9,403		9,997		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 15,320	14,169	12,772	13,341		13,028	12,303		11,798	10,672		9,554	9,878	9,084		8,450	7,856	8,259	9,845		10,319		10,000
Morningstar U.S. Large-Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Large-Mid Cap Index
Account Value	$ 17,861	16,522	14,830	15,535		15,123	14,281		13,735	12,421		11,096	11,449	10,533	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 11,870	10,978	9,895	10,337	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,803	9,608	9,494	9,237		9,529	9,058		9,052	9,123		8,541	8,826	8,901		8,645	8,486	8,909	9,348		9,938			9,937	9,932	9,753	10,094		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,474	10,169	10,182	10,205		10,330	10,057		10,059	10,098		9,360	9,744	9,754		9,491	9,117	9,443	9,729		10,375			10,301	10,329	10,184	10,220		10,000
MSCI All Country World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 14,698	13,642	12,214	12,365		12,476	11,691		11,349	10,478		9,427	9,749	9,167		8,532	7,765	8,323	9,853	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,925	10,708	10,580	10,294		10,619	10,095	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 19,437	17,976	16,203	16,926		16,528	15,609		14,968	13,539		12,122	12,532	11,524		10,721	9,967	10,479	12,490		13,092			11,791	11,723	10,800	10,172	10,000
60% MSCI World Index & 40% Bloomberg Barclays US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,490	11,872	11,054	11,040		11,178	10,550		10,372	9,877		9,007	9,314	8,969		8,469	7,935	8,396	9,497		10,034	$ 10,000
Dow Jones U.S. Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Moderately Conservative Portfolio Index
Account Value	$ 11,265	10,855	10,399	10,354		10,434	9,888		9,882	9,593		8,866	9,195	9,018		8,690	8,350	8,695	9,510		10,007		$ 10,000
Morningstar U.S. Large-Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Large-Mid Cap Index
Account Value	$ 11,919	11,025	9,897	10,367	$ 10,000
50% ICE BofA 5-10Y Corp & 50% Markit iBoxx Liq HY Index
Account Value [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 5-10Y & US Corp & 50% Markit iBoxx Liq HY Index
Account Value	$ 11,603	11,321	10,980	10,770		10,906	10,323		10,238	10,178		9,456	9,557	9,517		9,182	8,821	9,078	9,868		10,477			10,460	10,426	10,157	10,321		$ 10,000
IQ Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name	IQ Merger Arbitrage Index
Account Value	$ 10,514	$ 10,342	$ 10,085	$ 9,860		$ 9,896	$ 9,521		$ 9,559	$ 9,561		$ 9,542	$ 9,435	$ 9,584		$ 9,614	$ 9,504	$ 9,408	$ 9,719		$ 9,786			$ 9,988	$ 10,131	$ 9,958	$ 10,058	$ 10,000